Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables are initially recognised at fair value and subsequently measured at amortised cost, less any appropriate allowances for estimated irrecoverable amounts.

	2022	2021
	£m	£m
Trade receivables	2,661	2,152
Accrued income	1,110	886
Provision for impairment of receivables and accrued income	(741)	(672)
Trade receivables and accrued income, net	3,030	2,366
Prepayments	429	387
Contract assets	33	13
Other receivables	223	153
	3,715	2,919

Schedule of reconciliation of changes in allowance account for credit losses
A provision for credit losses is recognised at an amount equal to the expected credit losses that will arise over the lifetime of the trade receivables and accrued income.

	2022	2021
	£m	£m
At 1 April	672	512
Exchange adjustments	31	(57)
Charge for the year, net of recoveries	167	326
Uncollectible amounts written off	(124)	(59)
Reclassification to held for sale (note 10)	(5)	(50)
At 31 March	741	672

Schedule of receivables by geographical area
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2022			As at 31 March 2021
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	352	2,309	2,661	227	1,925	2,152
Accrued income	715	395	1,110	547	339	886
Provision for impairment of receivables and accrued income	(43)	(698)	(741)	(23)	(649)	(672)
	1,024	2,006	3,030	751	1,615	2,366

Schedule of average expected loss rates and balances
The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below:

	2022		2021
	%	£m	%	£m
Accrued income	5	382	7	322
0 – 30 days past due	5	731	7	580
30 – 60 days past due	20	213	24	155
60 – 90 days past due	32	123	36	108
3 – 6 months past due	41	161	52	140
6 – 12 months past due	56	177	66	180
Over 12 months past due	71	456	71	367
		2,243		1,852